Schwab Strategic Trust
Schwab Ariel ESG ETF

Portfolio Holdings as of December 31, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.0% OF NET ASSETS

Automobiles & Components 3.7%
BorgWarner, Inc.	5,143	207,006
Gentex Corp.	9,675	263,837
		470,843

Banks 2.1%
M&T Bank Corp.	1,853	268,796

Capital Goods 14.2%
Generac Holdings, Inc. *	2,023	203,635
Kennametal, Inc.	9,188	221,063
Masco Corp.	2,640	123,209
nVent Electric plc	7,802	300,143
Resideo Technologies, Inc. *	16,819	276,673
Sensata Technologies Holding plc	5,155	208,159
Simpson Manufacturing Co., Inc.	1,420	125,897
Snap-on, Inc.	806	184,163
The Middleby Corp. *	1,326	177,551
		1,820,493

Commercial & Professional Services 7.2%
Brady Corp., Class A	2,580	121,518
Dun & Bradstreet Holdings, Inc.	12,384	151,828
Korn Ferry	2,198	111,263
Stericycle, Inc. *	5,031	250,996
The Brink's Co.	5,401	290,088
		925,693

Consumer Durables & Apparel 2.9%
Mattel, Inc. *	13,255	236,469
Mohawk Industries, Inc. *	1,290	131,864
		368,333

Consumer Services 11.3%
ADT, Inc.	29,342	266,132
Adtalem Global Education, Inc. *	3,511	124,641
Lindblad Expeditions Holdings, Inc. *	37,143	286,001
Norwegian Cruise Line Holdings Ltd. *	29,705	363,589
OneSpaWorld Holdings Ltd. *	44,604	416,155
		1,456,518

Diversified Financials 7.9%
KKR & Co., Inc.	5,160	239,527
Lazard Ltd., Class A	6,175	214,087
SECURITY	NUMBER OF SHARES	VALUE ($)
Northern Trust Corp.	3,056	270,426
The Goldman Sachs Group, Inc.	843	289,469
		1,013,509

Food & Staples Retailing 0.5%
Walgreens Boots Alliance, Inc.	1,644	61,420

Food, Beverage & Tobacco 0.7%
The JM Smucker Co.	613	97,136

Health Care Equipment & Services 6.6%
Envista Holdings Corp. *	5,486	184,714
Laboratory Corp. of America Holdings	946	222,764
Patterson Cos., Inc.	6,292	176,365
Zimmer Biomet Holdings, Inc.	1,988	253,470
Zimvie, Inc. *	1,568	14,645
		851,958

Household & Personal Products 1.2%
Reynolds Consumer Products, Inc.	5,002	149,960

Insurance 4.9%
Aflac, Inc.	3,184	229,057
First American Financial Corp.	4,257	222,812
The Progressive Corp.	1,337	173,422
		625,291

Materials 1.5%
Axalta Coating Systems Ltd. *	7,482	190,567

Media & Entertainment 8.7%
Madison Square Garden Entertainment Corp. *	5,582	251,022
Madison Square Garden Sports Corp.	1,032	189,197
Manchester United Plc, Class A	14,567	339,848
Paramount Global, Class B	7,253	122,431
The Interpublic Group of Cos., Inc.	6,608	220,112
		1,122,610

Pharmaceuticals, Biotechnology & Life Sciences 5.1%
Bio-Rad Laboratories, Inc., Class A *	305	128,250
Charles River Laboratories International, Inc. *	1,018	221,822
Prestige Consumer Healthcare, Inc. *	4,850	303,610
		653,682

Schwab Ariel ESG ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Real Estate 2.9%
CBRE Group, Inc., Class A *	2,709	208,485
Jones Lang LaSalle, Inc. *	1,061	169,091
		377,576

Retailing 2.7%
CarMax, Inc. *	2,175	132,436
Leslie's, Inc. *	17,194	209,938
		342,374

Software & Services 5.7%
Fair Isaac Corp. *	446	266,966
Fiserv, Inc. *	3,096	312,913
The Hackett Group, Inc.	7,830	159,497
		739,376

Technology Hardware & Equipment 9.2%
Keysight Technologies, Inc. *	1,543	263,961
Knowles Corp. *	11,500	188,830
Littelfuse, Inc.	934	205,667
SECURITY	NUMBER OF SHARES	VALUE ($)
Motorola Solutions, Inc.	714	184,005
Zebra Technologies Corp., Class A *	1,307	335,128
		1,177,591
Total Common Stocks (Cost $14,753,967)		12,713,726

SHORT-TERM INVESTMENTS 1.0% OF NET ASSETS

Money Market Funds 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12% (a)	124,534	124,534
Total Short-Term Investments (Cost $124,534)		124,534
Total Investments in Securities (Cost $14,878,501)		12,838,260

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$12,713,726	$—	$—	$12,713,726
Short-Term Investments[1]	124,534	—	—	124,534
Total	$12,838,260	$—	$—	$12,838,260

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Ariel ESG ETF
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical Investments — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and exchange-traded funds. Underlying funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG117329DEC22